Supplement	12 Months Ended
Aug. 31, 2013
ETF | Vanguard Russell 2000 Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Russell 2000 Index Fund

Vanguard Russell 2000 Value Index Fund

Supplement to the Prospectus and Summary Prospectus for Exchange-Traded Shares Dated December 20, 2013

Prospectus and Summary Prospectus Text Changes for Vanguard Russell 2000 Index Fund

The paragraph and table under 'Fees and Expenses' are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Transaction Fee on Purchases and Sales None through Vanguard

(Broker fees vary)

Transaction Fee on Reinvested Dividends None through Vanguard

(Broker fees vary)

Transaction Fee on Coversion to ETF Shares None through Vanguard

(Broker fees vary)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees 0.08%

12b-1 Distribution Fee None

Other Expenses 0.07%

Total Annual Fund Operating Expenses(1) 0.15%

1The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's benchmark index no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$15 $48 $85 $192

Prospectus and Summary Prospectus Text Changes for Vanguard Russell 2000 Value Index Fund

The paragraph and table under 'Fees and Expenses' are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Transaction Fee on Purchases and Sales None through Vanguard

(Broker fees vary)

Transaction Fee on Reinvested Dividends None through Vanguard

(Broker fees vary)

Transaction Fee on Coversion to ETF Shares None through Vanguard

(Broker fees vary)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees 0.12%

12b-1 Distribution Fee None

Other Expenses 0.08%

Total Annual Fund Operating Expenses(1) 0.20%

1The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's benchmark index no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$20 $64 $113 $255

(c) 2014 The Vanguard Group, Inc. All Rights reserved. PS 3348 072014

Vanguard Marketing Corporation, Distributor.

ETF | Vanguard Russell 2000 Value Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Russell 2000 Index Fund

Vanguard Russell 2000 Value Index Fund

Supplement to the Prospectus and Summary Prospectus for Exchange-Traded Shares Dated December 20, 2013

Prospectus and Summary Prospectus Text Changes for Vanguard Russell 2000 Index Fund

The paragraph and table under 'Fees and Expenses' are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Transaction Fee on Purchases and Sales None through Vanguard

(Broker fees vary)

Transaction Fee on Reinvested Dividends None through Vanguard

(Broker fees vary)

Transaction Fee on Coversion to ETF Shares None through Vanguard

(Broker fees vary)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees 0.08%

12b-1 Distribution Fee None

Other Expenses 0.07%

Total Annual Fund Operating Expenses(1) 0.15%

1The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's benchmark index no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$15 $48 $85 $192

Prospectus and Summary Prospectus Text Changes for Vanguard Russell 2000 Value Index Fund

The paragraph and table under 'Fees and Expenses' are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Transaction Fee on Purchases and Sales None through Vanguard

(Broker fees vary)

Transaction Fee on Reinvested Dividends None through Vanguard

(Broker fees vary)

Transaction Fee on Coversion to ETF Shares None through Vanguard

(Broker fees vary)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees 0.12%

12b-1 Distribution Fee None

Other Expenses 0.08%

Total Annual Fund Operating Expenses(1) 0.20%

1The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's benchmark index no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$20 $64 $113 $255

(c) 2014 The Vanguard Group, Inc. All Rights reserved. PS 3348 072014

Vanguard Marketing Corporation, Distributor.

Institutional | Vanguard Russell 2000 Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Russell 2000 Index Fund

Vanguard Russell 2000 Value Index Fund

Supplement to the Prospectus and Summary Prospectus for Institutional Shares Dated December 20, 2013

Prospectus and Summary Prospectus Text Changes for Vanguard Russell 2000 Index Fund

The paragraph and table under 'Fees and Expenses' are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees 0.01%

12b-1 Distribution Fee None

Other Expenses 0.07%

Total Annual Fund Operating Expenses (1) 0.08%

1The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's benchmark index no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$8 $26 $45 $103

Prospectus and Summary Prospectus Text Changes for Vanguard Russell 2000 Value Index Fund

The paragraph and table under 'Fees and Expenses' are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees 0.01%

12b-1 Distribution Fee None

Other Expenses 0.07%

Total Annual Fund Operating Expenses (1) 0.08%

1The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's benchmark index no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$8 $26 $45 $103

(c) 2014 The Vanguard Group, Inc. All Rights reserved. PSI 1851 072014

Vanguard Marketing Corporation, Distributor.

Institutional | Vanguard Russell 2000 Value Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Russell 2000 Index Fund

Vanguard Russell 2000 Value Index Fund

Supplement to the Prospectus and Summary Prospectus for Institutional Shares Dated December 20, 2013

Prospectus and Summary Prospectus Text Changes for Vanguard Russell 2000 Index Fund

The paragraph and table under 'Fees and Expenses' are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees 0.01%

12b-1 Distribution Fee None

Other Expenses 0.07%

Total Annual Fund Operating Expenses (1) 0.08%

1The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's benchmark index no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$8 $26 $45 $103

Prospectus and Summary Prospectus Text Changes for Vanguard Russell 2000 Value Index Fund

The paragraph and table under 'Fees and Expenses' are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees 0.01%

12b-1 Distribution Fee None

Other Expenses 0.07%

Total Annual Fund Operating Expenses (1) 0.08%

1The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's benchmark index no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$8 $26 $45 $103

(c) 2014 The Vanguard Group, Inc. All Rights reserved. PSI 1851 072014

Vanguard Marketing Corporation, Distributor.